INCOME TAX AND DEFERRED TAX ASSETS (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Deferred Tax Assets [Line Items]
US statutory tax rate	21.00%	34.00%	34.00%
Effective rate	25.00%	25.00%
China
Income Tax And Deferred Tax Assets [Line Items]
Tax rate difference	4.00%	(9.00%)	(9.00%)
Changes in valuation allowance	(25.00%)	0.00%	0.00%
Effective rate	0.00%	25.00%	25.00%